LOCAL AND FOREIGN CURRENCY - Non-Current Liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NON-CURRENT LIABILITIES
Other non-current financial liabilities	$ 716,563,778	$ 675,767,201
Non-current accounts payable	735,665	1,132,926
Other provisions, non-current	58,966,913	62,947,748
Deferred tax liabilities	145,245,948	125,204,566
Post employment benefit liabilities	9,415,541	8,286,355
Total non-current liabilities	930,927,845	873,338,796	$ 937,404,866
More than 1 until 3 years
NON-CURRENT LIABILITIES
Other non-current financial liabilities	28,642,101	8,185,760
Non-current accounts payable	735,665	1,132,926
Other provisions, non-current	3,448,042	62,947,748
Deferred tax liabilities	16,607,605	19,317,808
Post employment benefit liabilities	742,297	359,760
Total non-current liabilities	50,175,710	91,944,002
More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other non-current financial liabilities	276,409,074	8,153,247
Other provisions, non-current	55,518,871
Deferred tax liabilities	101,512,040	91,769
Post employment benefit liabilities	240,148	62,742
Total non-current liabilities	433,680,133	8,307,758
More than 5 years
NON-CURRENT LIABILITIES
Other non-current financial liabilities	411,512,603	659,428,194
Deferred tax liabilities	27,126,303	105,794,989
Post employment benefit liabilities	8,433,096	7,863,853
Total non-current liabilities	447,072,002	773,087,036
Dollar
NON-CURRENT LIABILITIES
Other non-current financial liabilities	250,976,154	350,530,538
Non-current accounts payable	585,289	748,565
Total non-current liabilities	251,561,443	351,279,103
Dollar | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other non-current financial liabilities		513,788
Non-current accounts payable	585,289	748,565
Total non-current liabilities	585,289	1,262,353
Dollar | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other non-current financial liabilities	250,976,154
Total non-current liabilities	250,976,154
Dollar | More than 5 years
NON-CURRENT LIABILITIES
Other non-current financial liabilities		350,016,750
Total non-current liabilities		350,016,750
Unidad de fomento
NON-CURRENT LIABILITIES
Other non-current financial liabilities	450,785,690	300,817,837
Total non-current liabilities	450,785,690	300,817,837
Unidad de fomento | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other non-current financial liabilities	25,634,958
Total non-current liabilities	25,634,958
Unidad de fomento | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other non-current financial liabilities	23,105,123	2,092,245
Total non-current liabilities	23,105,123	2,092,245
Unidad de fomento | More than 5 years
NON-CURRENT LIABILITIES
Other non-current financial liabilities	402,045,609	298,725,592
Total non-current liabilities	402,045,609	298,725,592
Chilean pesos
NON-CURRENT LIABILITIES
Non-current accounts payable	148,680	356,221
Other provisions, non-current	2,500,000	5,000,000
Deferred tax liabilities	94,027,680	92,663,879
Post employment benefit liabilities	8,903,772	8,090,351
Total non-current liabilities	105,580,132	106,110,451
Chilean pesos | More than 1 until 3 years
NON-CURRENT LIABILITIES
Non-current accounts payable	148,680	356,221
Other provisions, non-current	2,500,000	5,000,000
Deferred tax liabilities	497,175	252,448
Post employment benefit liabilities	230,528	163,756
Total non-current liabilities	3,376,383	5,772,425
Chilean pesos | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Deferred tax liabilities	81,630,530	91,769
Post employment benefit liabilities	240,148	62,742
Total non-current liabilities	81,870,678	154,511
Chilean pesos | More than 5 years
NON-CURRENT LIABILITIES
Deferred tax liabilities	11,899,975	92,319,662
Post employment benefit liabilities	8,433,096	7,863,853
Total non-current liabilities	20,333,071	100,183,515
Brazilian Real
NON-CURRENT LIABILITIES
Other non-current financial liabilities	14,801,934	24,418,826
Other provisions, non-current	55,518,871	56,607,720
Deferred tax liabilities	19,881,510	19,065,360
Total non-current liabilities	90,202,315	100,091,906
Brazilian Real | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other non-current financial liabilities	3,007,143	7,671,972
Other provisions, non-current		56,607,720
Deferred tax liabilities		19,065,360
Total non-current liabilities	3,007,143	83,345,052
Brazilian Real | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other non-current financial liabilities	2,327,797	6,061,002
Other provisions, non-current	55,518,871
Deferred tax liabilities	19,881,510
Total non-current liabilities	77,728,178	6,061,002
Brazilian Real | More than 5 years
NON-CURRENT LIABILITIES
Other non-current financial liabilities	9,466,994	10,685,852
Total non-current liabilities	9,466,994	10,685,852
Argentine Pesos
NON-CURRENT LIABILITIES
Non-current accounts payable	1,696	28,140
Other provisions, non-current	948,042	1,340,028
Deferred tax liabilities	16,110,430
Total non-current liabilities	17,060,168	1,368,168
Argentine Pesos | More than 1 until 3 years
NON-CURRENT LIABILITIES
Non-current accounts payable	1,696	28,140
Other provisions, non-current	948,042	1,340,028
Deferred tax liabilities	16,110,430
Total non-current liabilities	17,060,168	1,368,168
Paraguayan Guaran
NON-CURRENT LIABILITIES
Deferred tax liabilities	15,226,328	13,475,327
Post employment benefit liabilities	511,769	196,004
Total non-current liabilities	15,738,097	13,671,331
Paraguayan Guaran | More than 1 until 3 years
NON-CURRENT LIABILITIES
Post employment benefit liabilities	511,769	196,004
Total non-current liabilities	511,769	196,004
Paraguayan Guaran | More than 5 years
NON-CURRENT LIABILITIES
Deferred tax liabilities	15,226,328	13,475,327
Total non-current liabilities	$ 15,226,328	$ 13,475,327